CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income for the year	$ 46,459	$ 9,644	$ 15,725
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	3,618	4,049	4,597
Amortization of acquired intangible assets	2,561	2,545	5,023
Loss related to equipment		222
Stock-based compensation	2,779	2,735	2,674
Gain on securities			(10)
Change in deferred tax assets, net	(31)	633	(5,046)
Increase in accrued severance pay, net	94	38	70
Decrease (increase) in trade accounts receivables, net	1,677	(23,580)	(1,959)
Increase in inventories	(6,858)	(1,670)	(1,949)
Decrease (increase) in other current and long-term assets	(2,245)	(2,180)	370
Increase (decrease) in trade accounts payables	(747)	2,123	1,604
Increase in other current and long-term liabilities	8,242	3,037	3,329
Increase (decrease) in short term deferred revenues	6,262	(1,756)	1,361
Net cash provided by (used in) operating activities	61,811	(4,160)	25,789
Cash flows from investment activities:
Decrease (increase) in short-term interest-bearing bank deposits	(50,844)	(1,248)	37,991
Proceeds from short-term held for trading securities			2,005
Acquisition of subsidiary, net of acquired cash (Note 3)			(45,344)
Additions to property and equipment	(6,295)	(3,133)	(4,373)
Net cash used in investing activities	(57,139)	(4,381)	(9,721)
Cash flows from financing activities:
Purchases of treasury shares		(937)	(4,303)
Shares issued under employee share-based plans	2,619	2,151	2,319
Net cash provided by (used in) financing activities	2,619	1,214	(1,984)
Increase (decrease) in cash and cash equivalents	7,291	(7,327)	14,084
Cash and cash equivalents - beginning of year	20,406	27,733	13,649
Cash and cash equivalents - end of year	27,697	20,406	27,733
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 8,158	$ 1,902	$ 83